PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(US $ millions)	Note	Land	Buildings	Production Equipment	Construction in Progress	Total
Cost
December 31, 2018		$12	$375	$1,688	$95	$2,170
Additions(1)		—	—	3	138	141
Initial adoption of IFRS 16	10	3	4	17	—	24
Disposals		—	—	(13)	—	(13)
Transfers		—	4	98	(103)	(1)
Effect of foreign exchange		—	2	3	2	7
December 31, 2019		15	385	1,796	132	2,328
Additions(1)		—	—	11	113	124
Disposals		—	—	(17)	—	(17)
Impairment		—	—	—	(7)	(7)
Transfers		—	4	121	(123)	2
Effect of foreign exchange		—	2	15	3	20
December 31, 2020		$15	$391	$1,926	$118	$2,450
Accumulated depreciation
December 31, 2018		$—	$161	$607	$—	$768
Depreciation		—	19	114	—	133
Disposals		—	—	(11)	—	(11)
Impairment		—	—	10	—	10
Effect of foreign exchange		—	—	1	—	1
December 31, 2019		—	180	721	—	901
Depreciation		—	13	115	—	128
Disposals		—	—	(13)	—	(13)
Impairment		—	—	13	—	13
Effect of foreign exchange		—	—	4	—	4
December 31, 2020		$—	$193	$840	$—	$1,033
Net
December 31, 2019		$15	$205	$1,075	$132	$1,427
December 31, 2020		15	198	1,086	118	1,417
(1)    Net of government grants of nil (2019 – less than $1 million) received related to the Chambord project.